THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM	12 Months Ended
Dec. 31, 2021
Unusual or Infrequent Items, or Both, Disclosure1 [Abstract]
THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM	THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM
A novel strain of coronavirus (SARS-CoV-2) was reported to have surfaced in China in December 2019, spreading to the rest of the world in the first quarter of 2020. In March 2020, the World Health Organization declared COVID-19, the disease caused by the SARS-CoV-2 virus, a global pandemic. The COVID-19 outbreak impacted economic activity worldwide.

In order to safeguard the health and safety of its employees, customers and suppliers, Ternium continues to apply preventive measures, including remote working under a hybrid work scheme for salaried employees, implementing a special operations protocol to ensure social distancing and providing medical assistance and supplies to onsite employees. As of the date of these consolidated financial statements, remote work and other work arrangements have not materially adversely affected Ternium's ability to conduct operations. In addition, these alternative working arrangements have not adversely affected our financial reporting systems, internal control over financial reporting or disclosure controls and procedures.

Even though the main negative effects of the pandemic in steel demand are behind us, and as of the issue date of these consolidated financial statements all of Ternium’s industrial facilities continued working at normal production levels, there remains considerable uncertainty about the future duration and extent of the pandemic with new and more contagious variants of the virus appearing and the vaccination programs not yet completed around the world.
29.    THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM (continued)

With total cash and cash equivalents and other current and non-current investments less borrowings of $1.2 billion as of December 31, 2021 and a manageable debt amortization schedule, Ternium has in place non-committed credit facilities and management believes it has adequate access to the credit markets. Considering its financial position and the funds provided by operating activities, management believes that the Company has sufficient resources to satisfy its current working capital needs and service its debt. Management also believes that Ternium's liquidity and capital resources give adequate flexibility to manage the capital spending programs and address short-term changes in business conditions, and that it is unlikely that Ternium will not be able to meet its financial covenants. Similarly, management does not expect to incur any material COVID-19-related contingencies.